Issued Capital (Details) - Schedule of issued capital (Parentheticals) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Issued Capital Abstract
Paid ordinary shares	2,406,874,578	2,084,016,678
Options for fully paid ordinary shares